Note 19 - Capital Stock - Capital Stock Issued and Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Capital Shares, Number (in shares)	42,933,156	44,054,744
Capital Shares, Amount	$ 845,680	$ 852,167
Subordinate Voting Shares [Member]
Capital Shares, Number (in shares)	41,607,462	42,729,050
Capital Shares, Amount	$ 845,307	$ 851,794
Multiple Voting Shares [Member]
Capital Shares, Number (in shares)	1,325,694	1,325,694
Capital Shares, Amount	$ 373	$ 373